UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-04760
DWS Advisor Funds
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  12/31

Date of reporting period: 3/31/11

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2011 (Unaudited)

NY Tax Free Money Fund
	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 99.8%
New York 85.9%
Albany, NY, Industrial Development Agency, Civic Facility Revenue, Albany College of Pharmacy, Series A, 0.23% *, 7/1/2038, LOC: TD Bank NA	380,000	380,000
Albany, NY, Industrial Development Agency, Civic Facility Revenue, The College of Saint Rose, Series A, 0.28% *, 7/1/2037, INS: NATL, LOC: Bank of America NA	5,300,000	5,300,000
Amherst, NY, Central School District, Bond Anticipation Notes, 1.5%, 8/4/2011	4,000,000	4,013,626
Bethlehem, NY, Industrial Development Agency Housing Revenue, 467 Delware Avenue LLC Project, Series A, AMT, 0.31% *, 9/1/2033, LOC: Hudson River Bank & Trust Co.	2,500,000	2,500,000
Broome County, NY, Industrial Development Agency, Civic Facility Revenue, Elizabeth Church Manor, 0.64% *, 2/1/2029, LOC: Sovereign Bank FSB	3,635,000	3,635,000
Hempstead, NY, Industrial Development Agency Revenue, Series 92G, 144A, AMT, 0.4% *, 10/1/2045, LIQ: The Goldman Sachs & Co., LOC: The Goldman Sachs & Co.	3,920,000	3,920,000
Long Island, NY, Power Authority, Electric Systems Revenue, Series 3A, 0.26% *, 5/1/2033, LOC: JPMorgan Chase Bank & Landesbank Baden-Wurttemberg	2,020,000	2,020,000
Monroe County, NY, Industrial Development Corp. Revenue, St. Ann's Nursing Home Co., 0.25% *, 12/1/2040, LOC: HSBC Bank USA NA	4,990,000	4,990,000
Nassau County, NY, Industrial Development Agency Revenue, Series 75G, 144A, AMT, 0.27% *, 12/1/2033, LIQ: The Goldman Sachs & Co., LOC: The Goldman Sachs & Co.	300,000	300,000
New York, Liberty Development Corp. Revenue, World Trade Center, Series A-1, 144A, 0.35%, Mandatory Put 8/4/2011 @ 100, 12/1/2049	2,500,000	2,500,000
New York, Metropolitan Transportation Authority Revenue, 0.32%, 5/5/2011	3,000,000	3,000,000
New York, Nassau Health Care Corp. Revenue, 0.32% *, 8/1/2029, LOC: Wachovia Bank NA	2,900,000	2,900,000
New York, State Dormitory Authority Revenues, Non-State Supported Debt, New York Law School, 0.21% *, 7/1/2038, LOC: TD Bank NA	1,800,000	1,800,000
New York, State Dormitory Authority Revenues, State Supported Debt, City University of New York, Series C, 0.24% *, 7/1/2031, LOC: Bank of America NA	1,175,000	1,175,000
New York, State Environmental Facillities Corp. Revenue, State Revolving Funds-Master Financing Program, Series A, 2.5%, 2/15/2012	1,915,000	1,949,884
New York, State Housing Finance Agency Revenue, Helena Housing, Series A, AMT, 0.23% *, 5/15/2036, INS: Fannie Mae, LIQ: Fannie Mae	2,000,000	2,000,000
New York, State Mortgage Agency, Homeowner Mortgage Revenue:
Series 135, AMT, 0.32% *, 4/1/2037, SPA: Dexia Credit Local	1,000,000	1,000,000
Series 157, 0.36% *, 4/1/2047, SPA: Dexia Credit Local	3,300,000	3,300,000
New York, State Power Authority Revenue & General Purpose, 0.32%, 3/1/2020, LIQ: Bank of Nova Scotia	1,000,000	1,000,000
New York, Triborough Bridge & Tunnel Authority Revenues, Series B-4, 0.25% *, 1/1/2032, SPA: Landesbank Baden-Wurttemberg	630,000	630,000
New York City, NY, Housing Development Corp., Multi-Family Rent Housing Revenue, 155 West 21st Street Development, Series A, AMT, 0.25% *, 11/15/2037, INS: Fannie Mae, LIQ: Fannie Mae	1,100,000	1,100,000
New York City, NY, Industrial Development Agency Revenue, Empowerment Zone, Tiago, AMT, 0.28% *, 1/1/2037, LOC: ING Bank NV	4,000,000	4,000,000
New York City, NY, Industrial Development Agency, Civic Facility Revenue, New York Psychotherapy & Counseling Center, 0.23% *, 6/1/2038, LOC: JPMorgan Chase Bank	1,900,000	1,900,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Second Generation Resolution, Series AA-3, 0.33% *, 6/15/2032, SPA: Dexia Credit Local	1,600,000	1,600,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series A-1, 0.203% *, 11/15/2022, SPA: JPMorgan Chase Bank	1,400,000	1,400,000
Oyster Bay, NY, Bond Anticipation Notes, 2.0%, 3/9/2012	3,200,000	3,246,550
Suffolk County, NY, Tax Anticipation Notes, 2.0%, 9/13/2011	2,750,000	2,770,141
Ulster County, NY, Industrial Development Agency, Civic Facility Revenue, Kingston Regional Senior Living Corp., Series C, 0.32% *, 9/15/2037, GTY: Kingston Regional Senior Living Corp., LOC: Sovereign Bank FSB	2,355,000	2,355,000

		66,685,201
Puerto Rico 13.9%
Commonwealth of Puerto Rico, Public Improvement, Series A, Prerefunded 7/1/2011 @ 100, 5.125%, 7/1/2031	500,000	506,000
Puerto Rico, Commonwealth Highway & Transportation Authority Revenue:
Series DCL 019, 144A, 0.34% *, 1/1/2029, LIQ: Dexia Credit Local, LOC: Dexia Credit Local	3,220,000	3,220,000
Series PT 3189, 144A, 0.42% *, 7/1/2041, GTY: Dexia Credit Local, INS: AMBAC & CIFG, LIQ: Dexia Credit Local	1,945,000	1,945,000
Puerto Rico, Industrial Tourist Educational, Medical & Environmental Control Facilities, Bristol-Myers Squibb Project, AMT, 0.35% *, 12/1/2030	1,800,000	1,800,000
Puerto Rico, Municipal Finance Agency, Series PT 3326, 144A, 0.42% *, 8/1/2021, INS: CIFG, GTY: Dexia Credit Local	3,315,000	3,315,000

		10,786,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $77,471,201) †	99.8	77,471,201
Other Assets and Liabilities, Net	0.2	173,637

Net Assets	100.0	77,644,838

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Variable rate demand notes are securities whose interest rates are reset periodically at market levels.  These securities are often payable on demand and are shown at their current rates as of March 31, 2011.

† The cost for federal income tax purposes was $77,471,201.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
CIFG: CIFG Assurance North America, Inc.
FSB: Federal Savings Bank
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of March 31,2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Municipal Investments(a)	$—	$77,471,201	$—	$77,471,201
Total	$—	$77,471,201	$—	$77,471,201

There have been no transfers between Level 1 and Level 2 fair value measurements during the period end March 31, 2011.
(a)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	NY Tax Free Money Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	May 25. 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	May 25. 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 25. 2011